VIA EDGAR
July 1, 2019
Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, DC 20549
Attn: Mr. Patrick Scott
RE:	Thrivent Variable Insurance Account B (“Registrant”) Thrivent Financial for Lutherans (“Thrivent Financial") File No. 811-4602
Commissioners:
Thrivent Financial, on behalf of Registrant, is electronically submitting herewith an initial Form N-6 registration statement (“Registration Statement”) under the Securities Act of 1933, as amended (“Securities Act”) in connection with the dissolution of Thrivent Life Insurance Company (“TLIC”) into its parent company, Thrivent Financial, which occurred at 12:00 a.m. this morning (the “Transaction”).
The sole purpose of the filing is to give effect to certain disclosures and related changes resulting from the Transaction, including, among other things, the change in Registrant’s name (previously TLIC Variable Insurance Account A) and the change in Registrant’s depositor (previously TLIC). Registrant is concurrently filing an amendment to its Form N-8A/A (File No. 811-4602) to reflect the change in its name.
The variable insurance contracts that are the subject of the Registration Statement (the “Contracts”) are no longer being offered to the public; however existing contract owners can make additional premium payments.
Registrant previously submitted a draft of the Registration Statement to the Commission staff in accordance with industry practice for similar transactions so that it might seek immediate acceleration of the effectiveness thereof. The Registration Statement is identical to the draft submitted, except that it contains audited financial statements for Registrant and for Thrivent Financial for the period ended December 31, 2018, the related consent of auditors, an opinion of counsel, and any agreed upon changes made in response to comments provided by the Commission staff.
At the appropriate time, Registrant or its counsel, Carlton Fields, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter has authorized its counsel to state on its behalf that it is aware of its obligations under the Securities Act. Please contact the undersigned at 920-628-2347 with any questions or comments on the filing.
Please feel free to call me at 920-628-2347 with any questions or comments.
Respectfully,
/s/ Cynthia K. Mueller
Cynthia K. Mueller
Senior Counsel
Enclosures